Short-term loans - bank	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Short-term loans - bank

Note 8 – Short-term loans - bank

Outstanding balances on short-term loans - bank consisted of the following:

Bank Name	Maturities	Interest rate	Collateral/Guarantee	December 31, 2020	December 31, 2019

Bank of Beijing	Matured in May, June, and July 2019 (1) and April 2020 (2) and matures in March and April 2021 (3) and matures in February and March 2022 (4)	4.8% - 5.7%	Guarantee by Beijing SMEs Credit Re-guarantee Co., Ltd*	$3,065,134	$2,872,820

*Beijing SMEs Credit Re-guarantee Co., Ltd is a financial services company and provides credit re-guarantee business and short-term capital operation to small and medium enterprises. The Company incurred approximately 67,000 and $72,000 of guarantee fees during the years ended December 31, 2020 and 2019. In addition, Qing Tang, the spouse of Yimin Wu, the Company’s Chairman of the Board of Directors and Chief Executive Officer, has provided real estate property as collateral of approximately $3.2 million (RMB 22,000,000) with Beijing SMEs Credit Re-guarantee Co., Ltd to secure the guarantee with Bank of Beijing.

(1) In May 2018, Infobird Beijing entered into a two-year line of credit agreement with Bank of Beijing pursuant to which Infobird Beijing may borrow up to approximately $2.9 million (RMB 20,000,000) for operation purposes. The line of credit entitles Infobird Beijing to enter into separate loan contracts under the line of credit. From May 2018 to July 2018, Infobird Beijing signed two loan contracts with Bank of Beijing to obtain loans in a total amount of approximately $2.9 million (RMB 20,000,000) for operation purposes. The loans bore an interest rate of 5.7% with the maturity dates in May, June, and July 2019. The Company fully repaid the loans in March 2019.

(2) In April 2019, Infobird Beijing renewed two loan contracts with Bank of Beijing to obtain loans in a total amount of approximately $2.9 million (RMB 20,000,000) for operation purposes. The loans bore an interest rate of 5.2% with the maturity date in April 2020 and were renewed as stated below.

(3) In March 2020, Infobird Beijing renewed the line of credit for a two-year period. In March and April 2020, Infobird Beijing renewed the two loan contracts with Bank of Beijing to obtain loans in a total amount of approximately $3.1 million (RMB 20,000,000) for operation purposes. The loans bear interest rates ranging from 4.8% to 5.0% with the maturity dates in March and April 2021 and were renewed as stated below.

(4) In February and March 2021, Infobird Beijing renewed the two loan contracts with Bank of Beijing to obtain loans in a total amount of approximately $3.1 million (RMB 20,000,000) for operation purposes. The loans bear interest rate of 4.8% with the maturity dates in February and March 2022.

Interest expense pertaining to the above short-term loans - bank for the years ended December 31, 2020, 2019, and 2018 amounted to $141,880, $162,566, and $89,725 respectively.